Financial Instruments and Financial Risk Management (Details 1) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Statement [Line Items]
Balance, opening	$ 3,616
Initial recognition of financial asset		3,524
Changes in fair value recognized within profit or loss	(307)	92
Balance, closing	3,309	3,616
Linkury’s shares [Member]
Statement [Line Items]
Balance, opening	2,637
Initial recognition of financial asset		2,501
Changes in fair value recognized within profit or loss	(580)	136
Balance, closing	2,057	2,637
Gix Warrants [Member]
Statement [Line Items]
Balance, opening	71
Initial recognition of financial asset		162
Changes in fair value recognized within profit or loss	(60)	(91)
Balance, closing	11	71
Reverse earn out [Member]
Statement [Line Items]
Balance, opening
Initial recognition of financial asset		13
Changes in fair value recognized within profit or loss	180	(13)
Balance, closing	180
Conversion Right [Member]
Statement [Line Items]
Balance, opening	619
Initial recognition of financial asset		617
Changes in fair value recognized within profit or loss	27	2
Balance, closing	646	619
Anti-dilution [Member]
Statement [Line Items]
Balance, opening	289
Initial recognition of financial asset		231
Changes in fair value recognized within profit or loss	126	58
Balance, closing	$ 415	$ 289